Note 22 Liabilities under insurance and reinsurance contracts (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Liabilities under insurance and reinsurance contracts [Line Items]
Insurance contracts issued that are liabilities	€ 11,520	€ 12,110
Liabilities for remaining coverage [Member]
Liabilities under insurance and reinsurance contracts [Line Items]
Insurance contracts issued that are liabilities	10,310	10,900
Liabilities for incurred claims [member]
Liabilities under insurance and reinsurance contracts [Line Items]
Insurance contracts issued that are liabilities	€ 1,211	€ 1,210